Fair Value Accounting (Schedule Of Financial Assets And Liabilities Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		$ 98,373
Long-term investments	76,068	113,666
Other long-term investments	317,325	191,816
Assets	393,393	403,855
Rights offering derivative liability		766,238
Embedded derivative liability	48,388	154,877
Liabilities	48,388	921,115
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments		98,373
Long-term investments	76,068	113,458
Other long-term investments	44,970	45,173
Assets	121,038	257,004
Rights offering derivative liability		766,238
Liabilities		766,238
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		208
Assets		208
Embedded derivative liability	48,388	154,877
Liabilities	48,388	154,877
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other long-term investments	272,355	146,643
Assets	$ 272,355	$ 146,643